Commitments and Contingencies - Additional Information - Vessels Under Construction (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers	$ 444,493	$ 987,658
Newbuildings
Long-term Purchase Commitment [Line Items]
Expected cost of project	1,200,000
Payments made towards commitments for construction of certain carriers and tankers	444,500
Estimated remaining payments required to be made under newbuilding contract in 2018	552,400
Estimated remaining payments required to be made under newbuilding contract in 2019	$ 252,100
Newbuildings | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	6
Newbuildings | Delivery in 2018 | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	4
Newbuildings | Delivery in 2019 | Long Distance Towing and Offshore Installation
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	2